Actuarial Assumptions Adopted in Calculations (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Actuarial assumption of expected rates of pension increases [member]
IfrsStatementLineItems [Line Items]
Nominal Discount Rate for Actuarial Obligation	8.40%	6.80%	7.10%
Rate Calculation of Interest Under Assets to the Next Year	8.40%	6.80%	7.10%
Estimated Long-term Inflation Rate	3.00%	3.30%	3.50%
Estimated Salary Increase Rate	3.50%	3.80%	4.00%
Mortality tables	AT2000	AT2000	AT2000
Actuarial assumption of medical cost trend rates [member]
IfrsStatementLineItems [Line Items]
Nominal Discount Rate for Actuarial Obligation	8.40%	7.10%	7.20%
Rate Calculation of Interest Under Assets to the Next Year	8.40%	7.10%	7.20%
Estimated Long-term Inflation Rate	3.00%	3.30%	3.50%
Estimated Salary Increase Rate			4.00%
Mortality tables	AT2000	AT2000	AT2000